Quarterly Report
March 31, 2022
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II
RGS-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 2.6%
CACI International, Inc., “A” (a)	965	$290,716
Curtiss-Wright Corp.	3,290	494,026
General Dynamics Corp.	2,147	517,813
Honeywell International, Inc.	8,272	1,609,566
Howmet Aerospace, Inc.	22,207	798,119
L3Harris Technologies, Inc.	1,464	363,760
Leidos Holdings, Inc.	2,929	316,391
Northrop Grumman Corp.	1,503	672,172
Parsons Corp. (a)	6,174	238,934
Raytheon Technologies Corp.	16,739	1,658,333
		$6,959,830
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	3,065	$705,931
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	5,117	$688,544
Skechers USA, Inc., “A” (a)	10,844	442,001
		$1,130,545
Automotive – 1.0%
Aptiv PLC (a)	6,488	$776,678
LKQ Corp.	32,304	1,466,925
Magna International, Inc.	6,001	385,924
		$2,629,527
Biotechnology – 0.5%
Adaptive Biotechnologies Corp. (a)	12,142	$168,531
Biogen, Inc. (a)	3,082	649,069
Illumina, Inc. (a)	1,399	488,811
Oxford Nanopore Technologies PLC (a)	15,915	82,442
		$1,388,853
Broadcasting – 1.2%
Discovery Communications, Inc., “C” (a)	38,916	$971,732
Walt Disney Co. (a)	16,898	2,317,730
		$3,289,462
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp.	17,318	$1,460,081
CME Group, Inc.	4,697	1,117,229
Invesco Ltd.	23,188	534,715
KKR & Co., Inc.	8,420	492,317
Raymond James Financial, Inc.	12,810	1,407,947
		$5,012,289
Business Services – 3.4%
Accenture PLC, “A”	5,335	$1,799,122
Amdocs Ltd.	7,700	633,017
Clarivate PLC (a)	74,220	1,243,927
Cognizant Technology Solutions Corp., “A”	13,045	1,169,745
Fidelity National Information Services, Inc.	8,873	891,027
Fiserv, Inc. (a)	9,290	942,006
Global Payments, Inc.	5,581	763,704
PayPal Holdings, Inc. (a)	8,492	982,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Thoughtworks Holding, Inc. (a)	27,233	$566,719
		$8,991,367
Cable TV – 0.1%
Cable One, Inc.	135	$197,672
Chemicals – 0.5%
Element Solutions, Inc.	36,036	$789,188
FMC Corp.	3,289	432,734
		$1,221,922
Computer Software – 10.0%
Adobe Systems, Inc. (a)	6,230	$2,838,513
Atlassian Corp. PLC, “A” (a)	5,637	1,656,320
Avalara, Inc. (a)	5,138	511,282
Black Knight, Inc. (a)	6,736	390,621
Cadence Design Systems, Inc. (a)	13,297	2,186,825
Microsoft Corp. (s)	51,075	15,746,933
Ping Identity Holding Corp. (a)	11,901	326,444
salesforce.com, inc. (a)	11,716	2,487,541
		$26,144,479
Computer Software - Systems – 8.6%
Apple, Inc. (s)	99,063	$17,297,390
Block, Inc., “A” (a)	5,023	681,119
NICE Systems Ltd., ADR (a)	3,764	824,316
Rapid7, Inc. (a)	7,049	784,131
ServiceNow, Inc. (a)	3,963	2,206,955
Zebra Technologies Corp., “A” (a)	1,915	792,236
		$22,586,147
Construction – 1.4%
AvalonBay Communities, Inc., REIT	3,349	$831,791
AZEK Co., Inc. (a)	20,433	507,556
Masco Corp.	14,516	740,316
Otis Worldwide Corp.	5,551	427,150
Sherwin-Williams Co.	1,871	467,039
Vulcan Materials Co.	3,846	706,510
		$3,680,362
Consumer Products – 1.3%
Colgate-Palmolive Co.	12,977	$984,046
International Flavors & Fragrances, Inc.	2,988	392,414
Kimberly-Clark Corp.	6,120	753,739
Procter & Gamble Co.	7,813	1,193,827
		$3,324,026
Consumer Services – 0.7%
Booking Holdings, Inc. (a)	287	$674,005
Bright Horizons Family Solutions, Inc. (a)	4,664	618,866
Grand Canyon Education, Inc. (a)	5,047	490,115
		$1,782,986
Containers – 0.2%
Ball Corp.	5,357	$482,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.3%
AMETEK, Inc.	5,127	$682,814
Amphenol Corp., “A”	3,540	266,739
Johnson Controls International PLC	15,102	990,238
nVent Electric PLC	7,408	257,650
Sensata Technologies Holding PLC (a)	19,055	968,947
TE Connectivity Ltd.	2,136	279,773
		$3,446,161
Electronics – 4.9%
Advanced Micro Devices (a)	14,470	$1,582,150
Analog Devices, Inc.	6,466	1,068,054
Applied Materials, Inc.	12,964	1,708,655
Broadcom, Inc.	4,157	2,617,580
Intel Corp.	21,223	1,051,812
Lam Research Corp.	2,083	1,119,841
Monolithic Power Systems, Inc.	1,429	694,037
NXP Semiconductors N.V.	7,423	1,373,849
Texas Instruments, Inc.	8,740	1,603,615
		$12,819,593
Energy - Independent – 1.4%
ConocoPhillips	14,091	$1,409,100
Diamondback Energy, Inc.	5,486	752,021
Hess Corp.	7,571	810,400
Valero Energy Corp.	6,619	672,093
		$3,643,614
Energy - Integrated – 1.4%
Chevron Corp.	22,668	$3,691,030
Energy - Renewables – 0.2%
Generac Holdings, Inc. (a)	1,409	$418,839
Engineering - Construction – 0.2%
APi Group, Inc. (a)	24,761	$520,724
Entertainment – 0.1%
Vivid Seats, Inc., “A”	15,281	$169,008
Food & Beverages – 2.3%
Archer Daniels Midland Co.	11,282	$1,018,314
Coca-Cola Co.	6,852	424,824
Coca-Cola Europacific Partners PLC	6,513	316,597
Hostess Brands, Inc. (a)	3,899	85,544
J.M. Smucker Co.	2,815	381,179
Mondelez International, Inc.	24,172	1,517,518
Oatly Group AB, ADR (a)(l)	49,008	245,530
PepsiCo, Inc.	12,768	2,137,108
		$6,126,614
Food & Drug Stores – 0.5%
Wal-Mart Stores, Inc.	8,495	$1,265,075
Forest & Paper Products – 0.4%
Rayonier, Inc., REIT	28,035	$1,152,799

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.5%
International Game Technology PLC	19,030	$469,660
Las Vegas Sands Corp. (a)	3,436	133,557
Marriott International, Inc., “A” (a)	4,010	704,758
		$1,307,975
General Merchandise – 1.1%
Dollar General Corp.	7,061	$1,571,990
Dollar Tree, Inc. (a)	8,804	1,409,961
		$2,981,951
Health Maintenance Organizations – 1.6%
Cigna Corp.	11,708	$2,805,354
Humana, Inc.	3,190	1,388,192
		$4,193,546
Insurance – 3.6%
Aon PLC	9,453	$3,078,180
Arthur J. Gallagher & Co.	9,062	1,582,225
Chubb Ltd.	7,829	1,674,623
Hartford Financial Services Group, Inc.	10,816	776,697
MetLife, Inc.	10,442	733,864
Primerica, Inc.	3,613	494,331
Reinsurance Group of America, Inc.	4,794	524,751
Voya Financial, Inc.	7,609	504,857
		$9,369,528
Internet – 4.6%
Alphabet, Inc., “A” (a)(s)	4,338	$12,065,496
Leisure & Toys – 0.6%
Electronic Arts, Inc.	11,125	$1,407,424
Roblox Corp., “A” (a)	6,359	294,040
		$1,701,464
Machinery & Tools – 2.3%
Dover Corp.	4,448	$697,891
Eaton Corp. PLC	9,845	1,494,077
Ingersoll Rand, Inc.	18,950	954,132
PACCAR, Inc.	13,672	1,204,093
Regal Rexnord Corp.	4,270	635,291
Roper Technologies, Inc.	1,969	929,821
		$5,915,305
Major Banks – 3.0%
JPMorgan Chase & Co. (s)	27,437	$3,740,212
Morgan Stanley	20,214	1,766,704
PNC Financial Services Group, Inc.	12,496	2,304,887
		$7,811,803
Medical & Health Technology & Services – 1.7%
ICON PLC (a)	4,494	$1,093,031
McKesson Corp.	8,663	2,652,004
Syneos Health, Inc. (a)	8,697	704,022
		$4,449,057
Medical Equipment – 5.1%
Align Technology, Inc. (a)	862	$375,832
Becton, Dickinson and Co.	8,717	2,318,722
Boston Scientific Corp. (a)	50,851	2,252,191

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Envista Holdings Corp. (a)	12,675	$617,399
Maravai Lifesciences Holdings, Inc., “A” (a)	49,587	1,748,933
Medtronic PLC	20,488	2,273,144
Quidel Corp. (a)	5,706	641,697
STERIS PLC	4,780	1,155,661
Thermo Fisher Scientific, Inc.	3,417	2,018,251
		$13,401,830
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	3,619	$501,775
Enterprise Products Partners LP	18,820	485,744
		$987,519
Network & Telecom – 0.5%
Equinix, Inc., REIT	1,714	$1,271,137
Oil Services – 0.4%
Cactus, Inc., “A”	9,805	$556,336
Schlumberger Ltd.	14,711	607,711
		$1,164,047
Other Banks & Diversified Financials – 4.4%
Bank OZK	8,470	$361,669
First Interstate BancSystem, Inc.	16,471	605,639
Moody's Corp.	3,083	1,040,235
Northern Trust Corp.	5,067	590,052
Signature Bank	2,360	692,636
SLM Corp.	38,132	700,103
Truist Financial Corp.	48,584	2,754,713
United Community Bank, Inc.	16,932	589,234
Visa, Inc., “A”	18,860	4,182,582
		$11,516,863
Pharmaceuticals – 5.8%
Eli Lilly & Co.	8,823	$2,526,642
Johnson & Johnson	22,043	3,906,681
Merck & Co., Inc.	40,596	3,330,902
Organon & Co.	28,072	980,555
Vertex Pharmaceuticals, Inc. (a)	8,848	2,309,062
Zoetis, Inc.	10,874	2,050,728
		$15,104,570
Pollution Control – 0.3%
GFL Environmental, Inc.	28,521	$928,073
Printing & Publishing – 0.1%
Warner Music Group Corp.	6,376	$241,332
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	25,723	$2,123,176
CSX Corp.	33,402	1,250,905
		$3,374,081
Real Estate – 1.3%
Broadstone Net Lease, Inc., REIT	23,645	$514,988
Empire State Realty Trust, REIT, “A”	59,174	581,089
Extra Space Storage, Inc., REIT	3,539	727,618
Innovative Industrial Properties, Inc., REIT	1,624	333,570
STORE Capital Corp., REIT	30,958	904,902

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Sun Communities, Inc., REIT	1,756	$307,809
		$3,369,976
Restaurants – 1.3%
Starbucks Corp.	24,421	$2,221,579
Wendy's Co.	52,561	1,154,765
		$3,376,344
Specialty Chemicals – 1.4%
Air Products & Chemicals, Inc.	2,187	$546,553
Ashland Global Holdings, Inc.	6,924	681,391
Avient Corp.	11,293	542,064
Axalta Coating Systems Ltd. (a)	20,062	493,124
Chemours Co.	6,675	210,129
Diversey Holdings Ltd. (a)	67,411	510,301
DuPont de Nemours, Inc.	8,883	653,611
		$3,637,173
Specialty Stores – 5.4%
Amazon.com, Inc. (a)(s)	2,997	$9,770,070
Burlington Stores, Inc. (a)	1,898	345,759
Home Depot, Inc.	9,555	2,860,098
Ross Stores, Inc.	13,161	1,190,544
		$14,166,471
Telecommunications - Wireless – 2.2%
Liberty Broadband Corp. (a)	9,826	$1,329,654
SBA Communications Corp., REIT	5,018	1,726,694
T-Mobile US, Inc. (a)	21,902	2,811,122
		$5,867,470
Telephone Services – 0.2%
Altice USA, Inc., “A” (a)	35,525	$443,352
Tobacco – 0.4%
Philip Morris International, Inc.	11,742	$1,103,043
Utilities - Electric Power – 2.8%
American Electric Power Co., Inc.	5,657	$564,399
CenterPoint Energy, Inc.	29,002	888,621
Constellation Energy	4,155	233,719
Dominion Energy, Inc.	4,631	393,496
Duke Energy Corp.	5,827	650,643
Evergy, Inc.	7,191	491,433
Exelon Corp.	12,468	593,851
NextEra Energy, Inc.	17,896	1,515,970
PG&E Corp. (a)	62,952	751,647
Pinnacle West Capital Corp.	1,304	101,843
Southern Co.	7,785	564,490
Xcel Energy, Inc.	7,995	576,999
		$7,327,111
Total Common Stocks		$259,857,502
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.21% (v)	3,035,240	$3,035,240

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – (0.5)%
Medical & Health Technology & Services – (0.3)%
Healthcare Services Group, Inc.	(42,085)	$(781,518)
Telecommunications - Wireless – (0.2)%
Crown Castle International Corp., REIT	(2,286)	$(421,996)
Total Securities Sold Short		$(1,203,514)

Other Assets, Less Liabilities – 0.2%		411,745
Net Assets – 100.0%		$262,100,973
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,035,240 and $259,857,502, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2022, the fund had cash collateral of $7,857 and other liquid securities with an aggregate value of $3,352,428 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$252,860,016	$—	$—	$252,860,016
Canada	3,437,173	—	—	3,437,173
United Kingdom	1,560,524	82,442	—	1,642,966
Ireland	1,093,031	—	—	1,093,031
Israel	824,316	—	—	824,316
Mutual Funds	3,035,240	—	—	3,035,240
Total	$262,810,300	$82,442	$—	$262,892,742
Securities Sold Short	$(1,203,514)	$—	$—	$(1,203,514)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At March 31, 2022, the value of securities loaned was $81,407. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $84,217.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,418,811	$11,494,533	$10,878,104	$—	$—	$3,035,240
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$360	$—
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.